Debt and Capital Lease Obligations - Acquisition debt (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition Debt.
Debt Instrument [Line Items]
Interest expense		$ 68	$ 0
Subordinated Debt
Debt Instrument [Line Items]
Interest expense			241
Subordinated debt with related party			$ 25,100
Minimum | Acquisition Debt.
Debt Instrument [Line Items]
Debt interest rate	18.00%	1.00%
Maximum | Acquisition Debt.
Debt Instrument [Line Items]
Debt interest rate	3.25%	3.25%
Interest expense	$ 606